Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income taxes	Income taxes
The major components of income tax expense are as follows (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Current income tax expense
Based on taxable income of the current period	8,096	7,835
Adjustments in respect to previous years	(649)	136
Total current income tax expense	7,447	7,971

Deferred income tax expense (recovery)
Origination and reversal of temporary differences	(187)	5,010
Adjustments in respect to previous years	187	(976)
Total deferred income tax expense (recovery)	—	4,034
Income tax expense reported in the consolidated statements of operations	7,447	12,005
Taxes calculated on the Company's earnings differs from the theoretical amount that would arise using the weighted average tax rate applicable to earnings of the Company as follows (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Income before income taxes	25,079	45,190

Tax calculated at domestic tax rates applicable to profits in the respective countries	6,679	12,079
Tax effects of:
Non-deductible stock-based compensation	(21)	221
Non-taxable capital (gains) and losses	884	161
Intangibles	—	78
Adjustments in respect of previous periods	(462)	(840)
Temporary difference not currently utilized and (not benefited previously)	318	87
Rate differences and other	49	219
Tax charge	7,447	12,005
The weighted average statutory tax rate was 26.6% (December 31, 2021 - 26.7%). The Company has $1.1 million (December 31, 2021 - $2 million) of capital losses from prior years that will begin to expire in 2024. The benefit of these capital losses has not been recognized.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits of these losses is dependent upon a number of factors, including the future profitability of operations in the jurisdictions in which the tax losses arose. The movement in significant components of the Company's deferred income tax assets and liabilities is as follows (in thousands $):

For the year ended December 31, 2022

	Dec. 31, 2021	Recognized in income	Exchange rate differences	Dec. 31, 2022
Deferred income tax assets
Stock-based compensation	4,177	1,928	(337)	5,768
Non-capital and capital losses	1,061	344	(81)	1,324
Other	488	(147)	(250)	91
Total deferred income tax assets	5,726	2,125	(668)	7,183

Deferred income tax liabilities
Fund management contracts	13,732	2,231	(1,167)	14,796
Unrealized gains (losses)	(978)	(1,337)	66	(2,249)
Advance on unrealized carried interest	—	1,231	(51)	1,180
Total deferred income tax liabilities	12,754	2,125	(1,152)	13,727
Net deferred income tax assets (liabilities) (1)	(7,028)	—	484	(6,544)

For the year ended December 31, 2021 (2)

	Dec. 31, 2020	Recognized in income	Exchange rate differences	Dec. 31, 2021
Deferred income tax assets
Stock-based compensation	3,821	333	23	4,177
Non-capital and capital losses	2,270	(1,240)	31	1,061
Other	451	30	7	488
Total deferred income tax assets	6,542	(877)	61	5,726

Deferred income tax liabilities
Fund management contracts	9,446	4,266	20	13,732
Unrealized gains (losses)	118	(1,109)	13	(978)
Total deferred income tax liabilities	9,564	3,157	33	12,754
Net deferred income tax assets (liabilities) (1)	(3,022)	(4,034)	28	(7,028)
(1) Deferred tax assets of $1.7 million (December 31, 2021 - $1.5 million) and deferred tax liabilities of $8.2 million (December 31, 2021- $8.5 million) are presented on the balance sheet net by legal jurisdiction.
(2) Certain comparative figures have been reclassified to conform with current year presentation.